Note 16 - Stockholders' Equity (Details) - USD ($)						12 Months Ended
	May. 21, 2015	Feb. 17, 2015	Feb. 15, 2014	Feb. 08, 2013	Dec. 23, 2008	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 16 - Stockholders' Equity (Details) [Line Items]
Stock Repurchased During Period, Shares						0	0	0
Payments of Ordinary Dividends, Common Stock (in Dollars)						$ 0	$ 0	$ 0
Preferred Stock, Shares Authorized						500,000	500,000
Preferred Stock, Shares Issued					26,000	0	10,000
Preferred Stock, Dividend Rate, Per-Dollar-Amount (in Dollars per share)					$ 1,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					833,333	833,333
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 4.68				$ 4.68
Preferred Stock, Dividend Rate, Percentage			5.00%
Period For Preferred Stock Specified Dividend Rate			5 years
Dividend Rate After Specified Period			9.00%
Proceeds from Issuance of Warrants (in Dollars)	$ 5,700,000
Preferred Stock [Member]
Note 16 - Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, New Issues				18,800,000
Stock Redeemed or Called During Period, Shares		10,000					16,000
Two Investors [Member]
Note 16 - Stockholders' Equity (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	277,777.67
One Investor [Member]
Note 16 - Stockholders' Equity (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	277,777.66